Per Share Data (Tables)	12 Months Ended
Mar. 31, 2024
Earnings Per Share [Abstract]
Reconciliation of Differences Between Basic and Diluted Earnings Per Share (EPS)
In fiscal 2022, 2023 and 2024, there was no stock compensation which was antidilutive.

	Millions of yen
	2022	2023	2024
Net Income attributable to ORIX Corporation shareholders	¥317,376	¥290,340	¥346,132
Adjustment to Net Income	0	0	(7)

Net income used to calculate basic earnings per share	317,376	290,340	346,125

Adjustment to Net Income	0	0	7

Net income used to calculate diluted earnings per share	¥317,376	¥290,340	¥346,132

	Thousands of shares
	2022	2023	2024
Weighted-average shares	1,203,452	1,180,356	1,159,367
Effect of dilutive securities
Stock compensation	1,400	1,589	1,943

Weighted-average shares for diluted EPS computation	1,204,852	1,181,945	1,161,310

	Yen
	2022	2023	2024
Earnings per share for net income attributable to ORIX Corporation shareholders:
Basic	¥263.72	¥245.98	¥298.55
Diluted	263.42	245.65	298.05

Note:
1.  The Company’s shares held through the Board Incentive Plan Trust are included in the number of treasury stock to be deducted in calculation of the weighted-average shares for EPS computation (2,104,640 shares, 2,496,724 shares and 2,783,978 shares in fiscal 2022, 2023 and 2024).
2.  LDTI standard has been adopted since April 1, 2023, with the transition date of April 1, 2021, using the modified retrospective transition approach. For further information, see Note 1 “Significant Accounting and Reporting Policies (z) New accounting pronouncements.”